Financing receivables - Analysis of Each Class of Loans Not Carried at Fair Value Using Nomura's Internal Ratings or Equivalent Credit Quality Indicators (Detail) (JPY ¥)
In Millions, unless otherwise specified
	Mar. 31, 2014		Mar. 31, 2013
Financing receivable, recorded investment [Line items]
Loans receivable gross	¥ 1,029,716		¥ 1,063,821
Secured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross	166,765		169,233
Unsecured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross	108,201		94,375
Short-term secured margin loans [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross	421,809		288,574
Secured inter-bank money market loans [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross	12,885		1,968
Unsecured inter-bank money market loans [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross	30,000		75,000
Secured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross	251,100		395,933
Unsecured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross	33,159		26,362
Advances to affiliated companies [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross	5,797		12,376
AAA-BBB [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross	394,052		502,403
AAA-BBB [Member] | Secured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross	98,356		105,199
AAA-BBB [Member] | Unsecured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross	108,199		93,266
AAA-BBB [Member] | Short-term secured margin loans [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross
AAA-BBB [Member] | Secured inter-bank money market loans [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross	12,885		1,968
AAA-BBB [Member] | Unsecured inter-bank money market loans [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross	30,000		75,000
AAA-BBB [Member] | Secured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross	136,302		220,189
AAA-BBB [Member] | Unsecured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross	3,395
AAA-BBB [Member] | Advances to affiliated companies [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross	4,915		6,781
BB-CCC [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross	168,306		223,023
BB-CCC [Member] | Secured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross	33,669		30,826
BB-CCC [Member] | Unsecured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross			1,103
BB-CCC [Member] | Short-term secured margin loans [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross
BB-CCC [Member] | Secured inter-bank money market loans [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross
BB-CCC [Member] | Unsecured inter-bank money market loans [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross
BB-CCC [Member] | Secured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross	107,141		164,205
BB-CCC [Member] | Unsecured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross	26,902		26,362
BB-CCC [Member] | Advances to affiliated companies [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross	594		527
CC-D [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross	5,721		7,975
CC-D [Member] | Secured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross
CC-D [Member] | Unsecured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross	2		6
CC-D [Member] | Short-term secured margin loans [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross
CC-D [Member] | Secured inter-bank money market loans [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross
CC-D [Member] | Unsecured inter-bank money market loans [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross
CC-D [Member] | Secured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross	5,719		7,969
CC-D [Member] | Unsecured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross
CC-D [Member] | Advances to affiliated companies [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross
Others [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross	461,637	[1]	330,420	[1]
Others [Member] | Secured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross	34,740	[1]	33,208	[1]
Others [Member] | Unsecured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross
Others [Member] | Short-term secured margin loans [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross	421,809	[1]	288,574	[1]
Others [Member] | Secured inter-bank money market loans [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross
Others [Member] | Unsecured inter-bank money market loans [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross
Others [Member] | Secured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross	1,938	[1]	3,570	[1]
Others [Member] | Unsecured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross	2,862	[1]
Others [Member] | Advances to affiliated companies [Member]
Financing receivable, recorded investment [Line items]
Loans receivable gross	¥ 288	[1]	¥ 5,068	[1]

[1]	Relate to collateralized exposures where a specified ratio of LTV is maintained.